Property and Equipment, Net (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expenses			¥ 3,481